CONDENSED CONSOLIDATED BALANCE SHEETS	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)		Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)		Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)
Current Assets
Cash	¥ 226,765,500	$ 32,000,000	¥ 271,067,503	$ 42,700,000		¥ 49,521,897		¥ 390,457,084
Restricted cash	261,766	36,869
Accounts receivable, net	468,359,388	65,967,969	308,555,105	48,605,133				214,502,737
Advance to suppliers	7,556,142	1,064,275	10,648,306	1,677,374				11,458,564
Inventories, net	161,667,187	22,770,668	166,505,565	26,228,784				81,439,883
Prepaid expenses and other current assets	6,942,700	977,873	7,987,914	1,258,295				5,257,185
Total current assets	871,552,683	122,757,357	764,764,393	120,469,486				733,204,286
Non-current assets
Property, plant and equipment, net	557,366,853	78,504,585	550,153,110	86,662,851				236,204,959
Operating lease right-of-use assets, net	13,067,129	1,840,493	14,850,283	2,339,290				17,245,924
Deferred tax assets, net	2,473,459	348,384	3,039,084	478,732				7,976,206
Intangible assets, net	81,314,933	11,453,130	80,717,978	12,715,097				83,778,603
Other assets, non-current	22,663,063	3,192,071	28,228,293	4,446,661				88,765,094
Total non-current assets	676,885,437	95,338,663	676,988,748	106,642,631				433,970,786
Total Assets	1,548,438,120	218,096,020	1,441,753,141	227,112,117				1,167,175,072
Current liabilities:
Bank loans and other borrowing - current	163,641,078	23,048,688	111,733,754	17,600,856
Accounts payable	37,394,178	5,266,934	30,811,100	4,853,518				16,383,236
Accrued expenses and other liabilities	367,283,321	51,731,502	326,751,353	51,471,496				322,750,471
Operating lease liabilities - current	3,524,558	496,431	4,322,252	680,863				3,785,642
Deferred government grants - current	3,495,701	492,366	2,295,701	361,630				2,121,645
Total current liabilities	575,338,836	81,035,921	475,914,160	74,968,363				345,040,994
Non-current Liabilities
Bank loans and other borrowing - non-current	283,992,000	40,000,000	253,928,000	40,000,000				1,103,609
Operating lease liabilities - non-current	10,403,843	1,465,371	10,605,260	1,670,593				13,550,359
Deferred government grants - non-current	20,826,966	2,933,458	30,053,517	4,734,179				30,884,246
Total non-current liabilities	315,222,809	44,398,829	294,586,777	46,404,772				45,538,214
Total Liabilities	890,561,645	125,434,750	770,500,937	121,373,135				390,579,208
Mezzanine equity
Redeemable convertible preferred shares	1,608,561,727	226,564,371	1,370,221,392	215,844,081		897,869,523	$ 187,785,655	1,285,458,571		$ 181,055,603	¥ 440,585,213	$ 69,403,171
Total mezzanine equity	1,608,561,727	226,564,371	1,370,221,392	215,844,081				1,285,458,571
Commitments and Contingencies
Shareholders' Deficit
Common Stock	7,978	1,124	7,978	1,257	[1]			7,978	[1]
Additional paid-in capital	808,648,509	113,897,365	808,502,018	127,359,254				800,806,378
Accumulated deficit	(1,673,775,766)	(235,749,706)	(1,590,567,163)	(250,554,041)				(1,353,900,436)
Accumulated other comprehensive income (loss)	(85,565,973)	(12,051,884)	83,087,979	13,088,431				44,223,373
Total shareholders' Deficit	(950,685,252)	(133,903,101)	(698,969,188)	(110,105,099)		(604,517,882)	$ (85,145,762)	(508,862,707)			¥ (847,320,829)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	1,548,438,120	218,096,020	1,441,753,141	227,112,117				1,167,175,072
Series A and Series A-1 redeemable convertible preferred shares
Mezzanine equity
Redeemable convertible preferred shares	551,004,725	77,608,485	458,074,468	72,158,166				410,327,208
Series B redeemable convertible preferred shares
Mezzanine equity
Redeemable convertible preferred shares	¥ 1,057,557,002	$ 148,955,886	¥ 912,146,924	$ 143,685,915		¥ 897,869,523		¥ 875,131,363

[1]	Gives retroactive effect to reflect the reorganization in February 2021.